Other assets	12 Months Ended
Jun. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other assets

5 Other assets

	As of June 30,
	2025	2024
	US$	US$
Current
Deposits	66,014	63,067
Prepayments	105,367	108,207
Other receivables	205,910	51,463
Other current assets	377,291	222,737

Non-current
Other receivable	-	55,955